Long Term Prepayments and Other Non-Current Assets (Details) - Schedule of Long Term Prepayments and Other Non-Current Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Long Term Prepayments and Other Non-Current Assets [Abstract]
Prepaid for equipment	$ 1,014,448	$ 822,750
Finance lease deposit	446,527	654,235
Others	9,771	47,509
Total	$ 1,470,746	$ 1,524,494